Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible loans	-	-	10,076,081	10,076,081

Total	-	-	10,076,081	10,076,081

	As of December 31, 2025			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Digital Assets	730,150,140	-	-	730,150,140

Total	730,150,140	-	-	730,150,140

Schedule of Recurring Fair Value Measurements

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2023, 2024 and 2025

	Digital Assets*	Warrant liabilities*	Option liability*	Convertible loans	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2023	-	(5,747,884)	(12,762,104)	(18,846,932)	(1,398,431)	(38,755,351)
Additions	-	-	-	(29,690,163)	-	(29,690,163)
Fair value change	-	5,727,015	12,572,815	(1,235,513)	36,943	17,101,260
Extinguishment upon settlement	-	-	-	35,593,895	1,361,488	36,955,383
Foreign exchange translation	-	(66,410)	189,289	(158,131)	-	(35,252)
	-
Balance as of December 31, 2023	-	(87,279)	-	(14,336,844)	-	(14,424,123)

Additions	-	-	-	(19,237,039)	-	(19,237,039)
Fair value change	-	-	-	4,716,634	-	4,716,634
Extinguishment upon conversion	-	-	-	9,432,067	-	9,432,067
Extinguishment upon reclassification	-	-	-	8,807,795	-	8,807,795
Extinguishment upon settlement	-	-	-	541,306	-	541,306
Extinguishment upon maturity	-	87,279	-	-	-	87,279

Balance as of December 31, 2024	-	-	-	(10,076,081)	-	(10,076,081)
Additions	804,579,371	-	-	-	-	804,579,371
Fair value change	(38,723,236)	-	-	(20,191,599)	-	(58,914,835)
Extinguishment upon decrease	(35,705,995)	-	-	-	-	(35,705,995)
Extinguishment upon conversion	-	-	-	30,267,680	-	30,267,680

Balance as of December 31, 2025	730,150,140	-	-	-	-	730,150,140

*	The Option liability was expired in February 2023, and Class A OS Warrant was expired in September 2023.